RULE 497 FILING

On behalf of the Goldman Sachs Financial Square Prime Obligations Fund, a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) on June 29, 2016 (Accession No. 0001193125-16-636570), which is incorporated by reference into this Rule 497 Filing.